Incorporated herein by reference is a supplement to the Credit Suisse Strategic Income Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 15, 2019 (SEC Accession No. 0001104659-19-064632).